EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
Schedule of Basic and Diluted Earnings per Share

Basic and diluted EPS were calculated as follows:

	For the Years Ended December 31,
	2023	2022	2021

	(in millions, except per share data)
Net income	$171.3	$170.4	$170.1
Weighted-average shares for basic EPS	83.3	83.3	83.3
Plus incremental shares from assumed conversions of long-term incentive plan shares	0.1	—	—
Weighted-average shares for diluted EPS	83.4	83.3	83.3
Basic earnings per share	2.06	2.05	2.04
Diluted earnings per share	$2.05	$2.05	$2.04